Shareholder Fees - FidelityLeveragedCompanyStockFund-KPRO	Sep. 29, 2023 USD ($)
FidelityLeveragedCompanyStockFund-KPRO | Fidelity Leveraged Company Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none